Property, Plant and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012	Sep. 26, 2015
Property, Plant and Equipment [Line Items]
Depreciation, depletion and amortization expense	$ 85,800	$ 71,400	$ 68,600
Property, plant and equipment, net	950,601	831,778		$ 1,276,227
Less accumulated depreciation, depletion and amortization	279,375	212,382		$ 343,087
Future minimum rental commitments year one	18,100
Future minimum rental commitments year two	5,100
Future minimum rental commitments year three	5,300
Future minimum rental commitments year four	700
Future minimum rental commitments year five	$ 700
Building lease original term	30 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Equipment leases terms	5 years
Capital Leases for Equipment and Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 30,000	11,300
Less accumulated depreciation, depletion and amortization	3,600	$ 1,300
Capital leases, accrued expenses obligations	$ 17,500